ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule components of accrued expenses and other current liabilities

	As of December 31,
	2020	2021	2022
Trade payables	426	765	573
Salary and welfare payable	1,454	1,562	1,432
Accrued expenses	816	358	1,054
Other tax payable	284	310	315
Others	440	309	296
	3,420	3,304	3,670

Schedule of ageing analysis of Trade payables

	As of December 31,
	2020	2021	2022
0-90 Days	263	624	432
91-180 Days	27	8	3
181-365 Days	25	10	22
over 1 Years	111	123	116
	426	765	573